Note 11 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Convertible Redeemable Preferred Stock And Preferred Deemed Dividend [Abstract]
Convertible Redeemable Preferred Stock And Preferred Deemed Dividend [Text Block]

10. Convertible Redeemable Preferred Stock and Preferred Deemed Dividend

On February 17, 2011, we entered into a securities purchase agreement with certain institutional accredited investors relating to the sale of 4,000 units at a price of $900 per unit (the “Securities Purchase Agreement”). The aggregate purchase price for the Securities was $3,600,000, less $532,000 in issuance costs. As of September 30, 2013, 3,177 shares of Series B Preferred stock had been converted into 43,430,415 shares of common stock.

The Certificate of Designation to create the Series B Preferred includes certain negative covenants regarding indebtedness and other matters, and includes provisions under which the holders of the Series B Preferred are entitled to demand redemption for cash upon specified triggering events. The Series B Preferred bears dividends at the rate 4% per year for the first year, and 8% per year thereafter, payable in stock or in cash at our election, subject to certain restrictions.

On October 18, 2012, we filed with the Secretary of State of the State of Delaware a Certificate of Designation creating and specifying the rights of our Series C Preferred Stock. The number of shares designated Series C Preferred Stock is 1,750 (which shall not be subject to increase without the written consent of the holders of a majority of such series of preferred stock). Each share of Series C Preferred has a par value of $0.001 per share and a stated value equal to $1,000, subject to increase under certain circumstances. Each share of Series C Preferred is convertible, at any time at the option of the holder thereof, into shares of our common stock determined by dividing the stated value per share of our Series C Preferred by the closing price per share of our common stock as reported on the OTCQB Marketplace (OTCQB) on October 18, 2012, which was $0.155. The conversion price is subject to further adjustments as set forth in the Series C Certificate of Designation.

The holders of our Series C Preferred are entitled to receive, and we are obligated to pay, cumulative dividends at the rate per share (as a percentage of the stated value per share) of 8% per annum, payable quarterly on March 31, June 30, September 30 and December 31. Dividends are payable in cash or in shares of newly issued common stock, depending on whether we have cash available for lawful payment of dividends and whether we satisfy certain conditions for the alternative to pay the dividends in shares.

Our Series C Preferred generally is non-voting, provided that our holders of Series C Preferred have rights of approval with regard to amendments to our Certificate of Incorporation or to the Certificate of Designation that would adversely affect the rights of our Series C Preferred. Our Series C Preferred provides for a number of negative covenants applicable to us, including restrictions on the amount of our indebtedness (generally, to an amount not to exceed $5 million) and related liens, and restrictions on our use of cash to redeem or to pay dividends with respect to our common stock or other junior securities. In various “triggering event” circumstances set forth in the Series C Certificate of Designation, the holders of our Series C Preferred have rights to demand the redemption of their shares, for cash or for shares of our common stock, depending on the nature of the triggering event.

On October 18, 2012, we entered into a securities purchase agreement with certain institutional accredited investors relating to the sale and issuance of up to 1,245 shares of our newly created Series C Preferred Stock, for aggregate proceeds of up to $1,245,000.  At the initial closing, we sold and issued 750 shares of Series C Preferred, for initial aggregate proceeds of $750,000. On November 2, 2012, we provided to the purchasers of our Series C Preferred Stock a draw down notice under the Purchase Agreement. As a result of the draw down, we sold an aggregate of 350 additional shares of our Series C Preferred to the purchasers for aggregate proceeds of $350,000.  Based on the closing price of our common stock as reported on the OTCQB Marketplace (OTCQB) on November 2, 2012 (which was $0.08 per share), the 350 shares of Series C Preferred issued pursuant to the draw down was convertible into 4,375,000 shares of our common stock. As a result of the contingent conversion feature on the Series C Preferred, which reduced the conversion price from $0.155 to $0.08 per share on the total 750 shares of Series C Preferred Stock issued and outstanding at November 2, 2012, and which resulted in an increase in the number of common shares issuable, we recognized a preferred deemed dividend of $363,000.

Effective October 18, 2012, we amended our Series B Certificate of Designation to reduce the “Floor Price” limitation related to the conversion rights of the Series B Preferred Stock from $0.10 to $0.01 per share.

On January 24, 2013, we provided to the purchasers of our Series C Preferred Stock a draw down notice under the purchase agreement. The purchasers agreed to accept the new draw down notice and thereby extend our right to exercise a “put” to sell additional Series C Preferred beyond the securities purchase agreement’s prior expiration date of December 31, 2012. As a result of the draw down, we sold an aggregate of 75 additional shares of Series C Preferred to the purchasers for aggregate proceeds of $75,000. Based on the closing price of our common stock as reported on the OTCQB Marketplace on January 24, 2013 (which was $0.05 per share), the 75 shares of Series C Preferred to be issued pursuant to the draw down would be convertible into 1,500,000 shares of our common stock. A s a result of the contingent conversion feature on the Series C Preferred, which reduced the conversion price from $0.08 to $0.05 per share on the total 720 shares of Series C Preferred Stock issued and outstanding at January 24, 2013, and which resulted in an increase in the number of common shares issuable, we recognized additional preferred deemed dividends of $270,000.

As a result of the January 24, 2013 draw down notice, pursuant to the terms of the outstanding Series B Preferred Stock, the conversion price of the Series B Preferred was reduced from $0.08 per share of common stock to become equal to $0.05, and the conversion price of the Series C Preferred issued under the initial closing was reduced from $0.08 per share of common stock to become equal to $0.05. As a result of the May 13, 2013 draw down notice, the price of the Series B Preferred was further reduced from $0.05 per share of common stock to become equal to $0.03, and the conversion price of the Series C Preferred was also further reduced from $0.05 per share of common stock to $0.03. As of September 30, 2013, there were 823 shares of Series B Preferred that remain outstanding. With the May 13, 2013 draw down, and after recent conversions of our Series C Preferred, there are 97 shares of Series C Preferred that remain outstanding. As a result of our August 30, 2013 financing, the conversion price of the Series B Preferred was further reduced from $0.03 per share of common stock to $0.02 and the conversion price of the Series C Preferred was also further reduced from $0.03 per share of common stock to $0.02. After adjustment to the conversion prices as a result of the August 30, 2013 financing, the outstanding Series B Preferred and Series C Preferred would be convertible into 37,020,234 shares and 4,833,350 shares, respectively, of our common stock.

On February 15, 2013, we entered into a securities purchase agreement with an institutional accredited investor relating to the sale and issuance of up to 1,150 shares of our newly created Series D Preferred Stock at a price per share equal to the stated value, which is $1,000 per share, for aggregate proceeds of up to $1,000,000. At the initial closing, concurrent with entering the agreement, we issued 150 shares of Series D Preferred, for initial aggregate proceeds of $150,000. After the initial closing, the securities purchase agreement permits the purchaser to exercise a “call” right to purchase additional Series D Preferred in multiple draw downs from time to time until December 31, 2013, subject to certain limits, terms and conditions. In March 2013, the Company and investors entered into a letter agreement to the securities purchase agreement dated as of February 15, 2013, modifying the number of shares of Series D Preferred Stock to be issued upon settlement of any purchaser draw downs made on or after March 18, 2013, equal to the purchaser investment amount divided by the stated value multiplied by a number agreed upon by the Company and the purchaser, which shall not be higher than 1.67.  Subsequently, on March 21, 2013, we issued 167 shares of Series D Preferred for aggregate proceeds of $100,000. On May 13, 2013, the Company and investors entered into a letter agreement amendment to the securities purchase agreement dated as of February 15, 2013, modifying the number of shares of Series D Preferred Stock that may be issued upon draw downs made on or after May 13, 2013, equal to the purchaser investment amount divided by the stated value multiplied by a number agreed upon by the Company and the purchaser, which shall not be higher than 3.34. The corresponding conversion price into underlying shares of our common stock is $0.03 per share. On May 13, 2013, we issued 583 shares of Series D Preferred to an investor for aggregate proceeds of $175,000. A s a result of the contingent conversion feature on the Series C Preferred, which reduced the conversion price from $0.05 to $0.03 per share on the total 260 shares of Series C Preferred Stock issued and outstanding at May 13, 2013, and which resulted in an increase in the number of common shares issuable, we recognized additional preferred deemed dividends of $104,000. On August 30, 2013, we entered into an agreement to sell $200,000 in convertible notes. As a result of the sale of these convertible notes and as a result of the contingent conversion feature on the Series C Preferred and Series D Preferred, which reduced the conversion price from $0.03 to $0.02 per share on the Series C and from $0.10 to $0.02 per share on the Series D on the total 147 shares and 930 shares, respectively, of Series C Preferred Stock and Series D Preferred Stock issued and outstanding at August 30, 2013, and which resulted in an increase in the number of common shares issuable, we recognized additional preferred deemed dividends of $36,000 on the Series C Preferred Stock and $465,000 on the Series D Preferred Stock. The net loss attributable to common shareholders reflects both the net loss and the deemed dividend. As a result of the $500,000 loan and security agreement entered into on September 30, 2013, we issued to the lender 50 shares of our Series D Preferred stock for the $50,000 loan origination fee.

See Note 12 for a discussion of the accounting treatment of the stock warrant transactions described above.

11. Convertible Redeemable Preferred Stock and Preferred Deemed Dividend

On February 17, 2011, we entered into a securities purchase agreement with certain institutional accredited investors relating to the sale of 4,000 units at a price of $900 per unit (the “Securities Purchase Agreement”). Each unit consists of (i) one share of Series B Preferred Stock (the “Series B Preferred”), with each such share of Series B Preferred initially convertible into 500 shares of common stock at an initial conversion price of $1.80 per share, subject to future adjustment for various events, and (ii) warrants to purchase 425 shares of common stock at an initial exercise price of $2.40 per share, subject to future adjustment for various events, which warrants were not exercisable for six months after issuance and have a term of five years from the date of first exercisability (the “Series K Warrants” and together with the Series B Preferred, the “Securities”). The aggregate purchase price for the Securities was $3,600,000, less $532,000 in issuance costs. As of December 31, 2012, 1,757 shares of preferred stock had been converted into 1,152,601 shares of common stock.

The Certificate of Designation to create the Series B Preferred includes certain negative covenants regarding indebtedness and other matters, and includes provisions under which the holders of the Series B Preferred are entitled to demand redemption for cash upon specified triggering events. The Series B Preferred bears dividends at the rate 4% per year for the first year, and 8% per year thereafter, payable in stock or in cash at our election, subject to certain restrictions.

In connection with the sale of the Securities under the Securities Purchase Agreement, we entered into a registration rights agreement with the purchasers (the “Registration Rights Agreement”). In accordance with the Registration Rights Agreement, we filed a registration statement, on March 18, 2011, to register for resale the shares of common stock issued and issuable to the purchasers upon conversion of the Series B Preferred and the shares issuable upon exercise of the Series K Warrants. The registration statement was declared effective on June 17, 2011. Under the terms of the Registration Rights Agreement, we are obligated to maintain the effectiveness of the resale registration statement until all securities registered thereunder are sold or otherwise can be sold pursuant to Rule 144, without restriction.

On the date of issuance, we recorded the value of the Series B Preferred of $1.0 million and of the warrants of $2.6 million on our balance sheet. The closing price of our common stock on the date of issuance was used to value the Series B Preferred and we used the Black-Scholes model to value the Series K Warrants. For purposes of calculating the fair value of the warrants, we used a risk free rate of return of 1.4%, an expected life of 4.1 years and a volatility percentage of 103.2%. The intrinsic value of the beneficial conversion feature is considered a preferred deemed dividend totaling $975,000 to the preferred shareholders, and was charged to additional paid-in capital on our condensed consolidated balance sheets and net loss attributable to common stockholders on our condensed consolidated statements of operations.

Effective August 23, 2011, we amended our Certificate of Designation of Preferences, Rights and Limitations of the Series B 4% Convertible Preferred Stock to amend the terms of the outstanding Series B 4% Convertible Preferred Stock. The principal changes included in the Certificate of Amendment are to: (i) add a hard floor price of $0.10 per share of common stock as a limitation to any future conversion price adjustment to the Series B Preferred Stock resulting from future sales of common stock (or common stock equivalents) or at the one year anniversary of the original issuance date (February 18, 2012) if the recent trading price (20 day VWAP) is below the then current conversion price; (ii) reclassify the consequence of certain breaches and triggering events such that the holders of the Series B Preferred Stock would not be entitled to potentially receive cash redemption in such events, but instead would have rights to receive additional shares of common stock (either in the form of increased dividend payments or upon redemption of their Series B Preferred); and (iii) take into account certain adjustment events that have occurred since the Original Filing, including the 1-for-4 reverse stock split of our common stock implemented after the close of business on April 13, 2011. The purpose for adopting the Certificate of Amendment was to implement revisions that caused the balance sheet value associated with the Series B Preferred Stock to be treated as stockholders’ equity, rather than as “mezzanine” equity, for accounting purposes.

As a result of our December 30, 2011 stock sale to CBD, the conversion price of the Series B Preferred was reduced to $0.60 per share of common stock. As a result of our August 14, 2012 stock sale, the conversion price of the Series B Preferred was further reduced to $0.25 per share of common stock. The maximum intrinsic value of the beneficial conversion feature was previously recorded on the date of issuance for the Series B Preferred and, consequently, no additional preferred deemed dividend was recorded as a result of the reduction in the conversion price of the Series B Preferred.

On October 18, 2012, we filed with the Secretary of State of the State of Delaware a Certificate of Designation creating and specifying the rights of our Series C Preferred Stock. The number of shares designated Series C Preferred Stock is 1,750 (which shall not be subject to increase without the written consent of the holders of a majority of such series of preferred stock). Each share of Series C Preferred has a par value of $0.001 per share and a stated value equal to $1,000, subject to increase under certain circumstances. Each share of Series C Preferred is convertible, at any time at the option of the holder thereof, into shares of our common stock determined by dividing the stated value per share of our Series C Preferred by the closing price per share of our common stock as reported on the OTCQB Marketplace (OTCQB) on October 18, 2012, which is $0.155. The conversion price is subject to further adjustments as set forth in the Series C Certificate of Designation.

The holders of our Series C Preferred are entitled to receive, and we are obligated to pay, cumulative dividends at the rate per share (as a percentage of the stated value per share) of 8% per annum, payable quarterly on March 31, June 30, September 30 and December 31. Dividends are payable in cash or in shares of newly issued common stock, depending on whether we have cash available for lawful payment of dividends and whether we satisfy certain conditions for the alternative to pay the dividends in shares.

Our Series C Preferred generally is non-voting, provided that our holders of Series C Preferred have rights of approval with regard to amendments to our Certificate of Incorporation or to the Certificate of Designation that would adversely affect the rights of our Series C Preferred. Our Series C Preferred provides for a number of negative covenants applicable to us, including restrictions on the amount of our indebtedness (generally, to an amount not to exceed $5 million) and related liens, and restrictions on our use of cash to redeem or to pay dividends with respect to our common stock or other junior securities. In various “triggering event” circumstances set forth in the Series C Certificate of Designation, the holders of our Series C Preferred have rights to demand the redemption of their shares, for cash or for shares of our common stock, depending on the nature of the triggering event.

On October 18, 2012, we entered into a securities purchase agreement with certain institutional accredited investors relating to the sale and issuance of up to 1,245 shares of our newly created Series C Preferred Stock, for aggregate proceeds of up to $1,245,000.  At the initial closing, we sold and issued 750 shares of Series C Preferred, for initial aggregate proceeds of $750,000. On November 2, 2012, we provided to the purchasers of our Series C Preferred Stock a draw down notice under the Purchase Agreement. As a result of the draw down, we sold an aggregate of 350 additional shares of our Series C Preferred to the purchasers for aggregate proceeds of $350,000.  Based on the closing price of our common stock as reported on the OTCQB Marketplace (OTCQB) on November 2, 2012 (which was $0.08 per share), the 350 shares of Series C Preferred issued pursuant to the draw down was convertible into 4,375,000 shares of our common stock. As a result of the contingent conversion feature on the Series C Preferred, which reduced the conversion price from $0.155 to $0.08 per share on the total 750 shares of Series C Preferred Stock issued and outstanding at November 2, 2012, and which resulted in an increase in the number of common shares issuable, we recognized a preferred deemed dividend of $362,000. The net loss attributable to common shareholders reflects both the net loss and the deemed dividend.

Effective October 18, 2012, we amended our Series B Certificate of Designation to reduce the “Floor Price” limitation related to the conversion rights of the Series B Preferred Stock from $0.10 to $0.01 per share.

On January 24, 2013, we provided to the Purchasers of our Series C Preferred Stock a draw down notice under the Purchase Agreement. The Purchasers agreed to accept the new draw down notice and thereby extend our right to exercise a “put” to sell additional Series C Preferred beyond the Securities Purchase Agreement’s prior expiration date of December 31, 2012. As a result of the draw down, we sold an aggregate of 75 additional shares of Series C Preferred to the Purchasers for aggregate proceeds of $75,000. Based on the closing price of our common stock as reported on the OTCQB Marketplace on January 24, 2013 (which was $0.05 per share), the 75 shares of Series C Preferred to be issued pursuant to the draw down would be convertible into 1,500,000 shares of our common stock.

As a result of the January 24, 2013 draw down notice, pursuant to the terms of the outstanding Series B 4% Convertible Preferred Stock (the “Series B Preferred”), the conversion price of the Series B Preferred was reduced from $0.08 per share of common stock to become equal to $0.05, and the conversion price of the Series C Preferred issued under the initial closing was reduced from $0.08 per share of common stock to become equal to $0.05. As of March 7, 2013, there were 2,209.686 shares of Series B Preferred that remain outstanding. With the January 24, 2013 draw down, and after recent conversions of our Series C Preferred, there are 310 shares of Series C Preferred that remain outstanding. After adjustment to the conversion prices as a result of the January 24th draw down, the outstanding Series B Preferred and Series C Preferred would be convertible into 39,774,348 shares and 6,200,000 shares, respectively, of our common stock.

See Note 13 for a discussion of the accounting treatment of the stock warrant transactions described above.